Annual Total Returns (Vanguard Prime Money Market Fund - Institutional Shares Institutional) (Vanguard Prime Money Market Fund, Vanguard Prime Money Market Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Annual Total Return
2013	0.06%
2012	0.11%
2011	0.14%
2010	0.20%
2009	0.68%
2008	2.93%
2007	5.30%
2006	5.08%
2005	3.21%
2004	1.33%